Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14: Fair Value Measurements
We use fair value measurements to recognize fair value adjustments to certain assets and liabilities and to fulfill fair value disclosure requirements. Assets and liabilities recognized at fair value on a recurring basis are presented in Table 14.1 in this Note. Additionally, from time to time, we recognize fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of an accounting method such as lower of cost or fair value (LOCOM) and the measurement alternative, or write-downs of individual assets. Assets recognized at fair value on a nonrecurring basis are presented in Table 14.4 in this Note. We provide in Table 14.9 estimates of fair value for financial instruments that are not recognized at fair value, such as loans and debt liabilities carried at amortized cost.

FAIR VALUE HIERARCHY. We classify our assets and liabilities recognized at fair value as either Level 1, 2, or 3 in the fair value hierarchy. The highest priority (Level 1) is assigned to valuations based on unadjusted quoted prices in active markets and the lowest priority (Level 3) is assigned to valuations that include one or more significant unobservable inputs. See Note 1 (Summary of Significant Accounting Policies) for a detailed description of the fair value hierarchy.

In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness of transactions, and our understanding of the valuation techniques and significant inputs used. This determination is ultimately based upon the specific facts and circumstances of each instrument or instrument category and judgments are made regarding the significance of the unobservable inputs to the instruments’ fair value measurement in its entirety. If one or more unobservable inputs is considered significant, the instrument is classified as Level 3.

We do not classify nonmarketable equity securities in the fair value hierarchy if we use the non-published net asset value (NAV) per share (or its equivalent) as a practical expedient to measure fair value. Marketable equity securities with published NAVs are classified in the fair value hierarchy.

Assets
TRADING DEBT SECURITIES. Trading debt securities are recognized at fair value on a recurring basis. These securities are valued using internal trader prices that are subject to independent price verification procedures, which includes comparing internal trader prices against multiple independent pricing sources, such as prices obtained from third-party pricing services, observed trades, and other approved market data. These pricing services compile prices from various sources and may apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by pricing services to determine if observable market information is being used versus unobservable inputs. When evaluating the appropriateness of an internal trader price, compared with other independent pricing sources, considerations include the range and quality of available information and observability of trade data.

These sources are used to evaluate the reasonableness of a trader price; however, valuing financial instruments involves judgments acquired from knowledge of a particular market. Substantially all of our trading debt securities are recognized using internal trader prices.

AVAILABLE-FOR-SALE DEBT SECURITIES.  AFS debt securities are recognized at fair value on a recurring basis. Fair value measurement for AFS debt securities is based upon various sources of market pricing. Where available, we use quoted prices in active markets. When instruments are traded in secondary markets and quoted prices in active markets do not exist for such securities, we use prices obtained from third-party pricing services and, to a lesser extent, may use prices obtained from independent broker-dealers (brokers), collectively vendor prices that are subject to independent price verification procedures. Substantially all of our AFS debt securities are recognized using vendor prices. See the “Level 3 Asset and Liability Valuation Processes – Vendor Developed Valuations” section in this Note for additional discussion of our processes when using vendor prices to recognize fair value of AFS debt securities, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.

When vendor prices are deemed inappropriate, they may be adjusted based on other market data or internal models. We also use internal models when no vendor prices are available. Internal models use discounted cash flow techniques or market comparable pricing techniques and are subject to independent price verification procedures.

EQUITY SECURITIES. Marketable equity securities and certain nonmarketable equity securities that we have elected to account for at fair value are recognized at fair value on a recurring basis. Our remaining nonmarketable equity securities are subject to nonrecurring fair value adjustments to recognize impairment. Additionally, the carrying value of equity securities accounted for under the measurement alternative is also remeasured to fair value upon the occurrence of orderly observable transactions of the same or similar securities of the same issuer.

We use quoted prices to determine the fair value of
marketable equity securities, as the securities are publicly traded. Quoted prices are typically not available for nonmarketable equity securities. We therefore use other methods, generally market comparable pricing techniques, to determine fair value for such securities. We use all available information in making this determination, which includes observable transaction prices for the same or similar security, prices from third-party pricing services, broker quotes, trading multiples of comparable public companies, and discounted cash flow models. Where appropriate, we make adjustments to observed market data to reflect the comparative differences between the market data and the attributes of our equity securities, such as differences with comparable public companies and other investment-specific considerations like liquidity, marketability or differences in terms of the instruments.

PHYSICAL COMMODITIES INVENTORY. The carrying value of physical commodities inventory approximates fair value. The inventory is recognized at the lower of cost or net realizable value and when designated in a fair value accounting hedge, includes adjustments that result in the asset approximating fair value.

We determine the fair value of exchange-traded physical commodities inventory using observable exchange settlement prices, which represent the prices at which positions are contractually settled through the exchange. Other physical commodities inventory is valued using internal valuation techniques that are subject to independent price verification procedures.

TRADING LOANS AND LOANS HELD FOR SALE (LHFS). Trading loans includes loans held by our trading business that are recognized at fair value on a recurring basis and are classified in trading assets on our consolidated balance sheet. LHFS are non-trading loans classified in other assets on our consolidated balance sheet. LHFS are generally held at LOCOM which may be written down to fair value on a nonrecurring basis, with the exception of certain portfolios where we have elected to recognize the loans at fair value on a recurring basis.

Trading loans and LHFS recognized at fair value on a recurring basis are based on pending transactions when available. Where market pricing data or pending transactions are not available, we use a discounted cash flow model to estimate fair value.

LHFS measured at LOCOM are valued using quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. We may use securitization prices that are adjusted for typical securitization activities including servicing value, portfolio composition, market conditions and liquidity.

LOANS. Although loans are recognized at amortized cost, we recognize nonrecurring fair value adjustments to reflect write-downs that are based on the observable market price of the loan or current appraised value of the collateral less costs to sell.

DERIVATIVES.  Derivatives are recognized at fair value on a recurring basis. Other than certain exchange-traded derivatives that are actively traded and valued using quoted market prices, derivatives are measured using internal valuation techniques that are subject to independent price verification procedures. These instruments, which include derivatives traded in over-the-counter (OTC) markets, with clearinghouses, and on exchanges, are classified as Level 2 or Level 3 of the fair value hierarchy, depending on the significance of unobservable inputs in the valuation. Valuation techniques and inputs to internal models depend on the type of derivative and nature of the underlying rate, price or index upon which the value of the derivative is based. Key inputs can include yield curves, credit curves, foreign exchange rates, prepayment rates, volatility measurements and correlation of certain of these inputs. See the “Level 3 Asset and Liability Valuation Processes – Internal Model Valuations” section in this Note for additional discussion of our processes when using internal models to recognize fair value of derivatives, which includes those classified as Level 2 or Level 3 within the fair value hierarchy.

We incorporate certain adjustments in determining the fair value of our derivatives, including credit valuation adjustments (CVA) to reflect counterparty credit risk related to derivative assets, debit valuation adjustments (DVA) to reflect Wells Fargo’s own credit risk related to derivative liabilities, and funding valuation adjustments (FVA) to reflect the funding cost of uncollateralized or partially collateralized derivative assets and liabilities. CVA, which considers the effects of enforceable master netting agreements and collateral arrangements, reflects market-based views of the credit quality of each counterparty. We estimate CVA based on observed credits spreads in the credit default swap market and indices indicative of the credit quality of the counterparties to our derivatives.

MORTGAGE SERVICING RIGHTS (MSRs). Residential MSRs are carried at fair value on a recurring basis and are classified in other assets on our consolidated balance sheet. Commercial MSRs are carried at LOCOM and may be written down to fair value on a nonrecurring basis. MSRs do not trade in an active market with readily observable prices. We determine the fair value of MSRs using a valuation model that estimates the present value of expected future net servicing income. The model incorporates assumptions that market participants may use in estimating future net servicing income cash flows, including estimates of prepayment rates (including housing price volatility for residential MSRs), discount rates, and cost to service (including delinquency and foreclosure costs). See the “Level 3 Asset and Liability Valuation Processes – Internal Model Valuations” section in this Note for additional discussion of our processes when using internal models to recognize fair value of residential MSRs, which are classified as Level 3 within the fair value hierarchy.

OTHER ASSETS.  Other assets are generally recognized at amortized cost. We recognize nonrecurring fair value adjustments to reflect impairment or the impact of certain lease modifications. Other assets subject to nonrecurring fair value measurements include operating lease ROU assets, foreclosed assets, and venture capital investments in consolidated portfolio companies. For these assets, fair value is generally based upon independent market prices or appraised values less costs to sell, or the use of a discounted cash flow model.

Liabilities
SECURITIES SOLD, NOT YET PURCHASED. Securities sold, not yet purchased in our trading business are recognized at fair value on a recurring basis and are measured using quoted prices in active markets, where available. When quoted prices for the same instruments are not available or markets are not active, fair values are estimated using recent trades of similar securities.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT. Although interest-bearing deposits and long-term debt are generally recognized at amortized cost, we have elected the fair value option for certain structured debt liabilities issued by our trading business. Fair values for these instruments are estimated using a discounted cash flow model that includes both the embedded derivative and debt portions of the instruments. The discount rate used in these discounted cash flow models also incorporates the impact of our credit spread, which is generally based on observable spreads in the secondary bond market.
Level 3 Asset and Liability Valuation Processes
We generally determine fair value of our Level 3 assets and liabilities by using internal models and, to a lesser extent, prices obtained from vendors. Our valuation processes vary depending on which approach is utilized.

INTERNAL MODEL VALUATIONS. Certain Level 3 fair value estimates are based on internal models, such as discounted cash flow or market comparable pricing techniques. Some of the inputs used in these valuations are unobservable. Unobservable inputs are generally derived from or can be correlated to historic performance of similar portfolios or previous market trades in similar instruments where particular unobservable inputs may be implied. We attempt to correlate each unobservable input to historical experience and other third-party data where available. Internal models are subject to review prescribed within our model risk management policies and procedures, which include model validation. Model validation helps ensure our models are appropriate for their intended use and appropriate controls exist to help mitigate risk of invalid valuations. Model validation assesses the adequacy and appropriateness of our models, including reviewing its key components, such as inputs, processing components, logic or theory, output results and supporting model documentation. Validation also includes ensuring significant unobservable model inputs are appropriate given observable market transactions or other market data within the same or similar asset classes. We also have ongoing monitoring procedures in place for our Level 3 assets and liabilities that use internal valuation models. These procedures, which are designed to provide reasonable assurance that models continue to perform as expected, include:
•ongoing analysis and benchmarking to market transactions and other independent market data (including pricing vendors, if available);
•back-testing of modeled fair values to actual realized transactions; and
•review of modeled valuation results against expectations, including review of significant or unusual fluctuations in value.
We update model inputs and methodologies periodically to reflect these monitoring procedures. Additionally, existing models are subject to periodic reviews and we perform full model revalidations as necessary. Internal valuation models are subject to ongoing review by the appropriate principal line of business or enterprise function and monitoring oversight by Independent Risk Management. Independent Risk Management, through its Model Risk function, provides independent oversight of model risk management, and its responsibilities include governance, validation, periodic review, and monitoring of model risk across the Company and providing periodic reports to management and the Board’s Risk Committee.

VENDOR-DEVELOPED VALUATIONS. We routinely obtain pricing from third-party vendors to value our assets or liabilities. In certain limited circumstances, this includes assets and liabilities that we classify as Level 3. We have processes in place to approve and periodically review third-party vendors to assess whether information obtained and valuation techniques used are appropriate. This review may consist of, among other things, obtaining and evaluating control reports issued and pricing methodology materials distributed. We monitor and review vendor prices on an ongoing basis to evaluate whether the fair values are reasonable and in line with market experience in similar asset classes. While the inputs used to determine fair value are not provided by the pricing vendors, and therefore unavailable for our review, we perform one or more of the following procedures to validate the pricing information and determine appropriate classification within the fair value hierarchy:
•comparison to other pricing vendors (if available);
•variance analysis of prices;
•corroboration of pricing by reference to other independent market data, such as market transactions and relevant benchmark indices;
•review of pricing by Company personnel familiar with market liquidity and other market-related conditions; and
•investigation of prices on a specific instrument-by-instrument basis.
Assets and Liabilities Recognized at Fair Value on a Recurring Basis
Table 14.1 presents the balances of assets and liabilities recognized at fair value on a recurring basis.
Table 14.1: Fair Value on a Recurring Basis

	December 31, 2025				December 31, 2024
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading assets (1):
Debt securities:
Securities of U.S. Treasury and federal agencies	$51,376	3,421	—	54,797	38,320	3,829	—	42,149
Collateralized loan obligations	—	859	77	936	—	847	80	927
Corporate debt securities	—	19,349	15	19,364	—	17,341	45	17,386
Federal agency mortgage-backed securities	—	69,836	—	69,836	—	52,908	—	52,908
Non-agency mortgage-backed securities	—	1,692	1	1,693	—	1,702	1	1,703
Other debt securities	—	7,236	—	7,236	—	6,132	—	6,132
Total trading debt securities	51,376	102,393	93	153,862	38,320	82,759	126	121,205
Equity securities (1)	32,322	5,948	4	38,274	13,656	5,344	4	19,004
Physical commodities inventory (1)	3,430	5,677	—	9,107	—	4,787	—	4,787
Trading loans (1)	—	4,813	69	4,882	—	3,569	18	3,587
Derivative assets (gross):
Interest rate contracts	58	21,985	300	22,343	178	28,070	567	28,815
Commodity contracts	38	3,096	113	3,247	—	2,602	39	2,641
Equity contracts	—	20,636	152	20,788	19	15,074	108	15,201
Foreign exchange contracts	—	38,069	2	38,071	—	51,913	43	51,956
Credit contracts	—	51	30	81	—	90	6	96
Total derivative assets (gross)	96	83,837	597	84,530	197	97,749	763	98,709
Total trading assets prior to derivative netting	$87,224	202,668	763	290,655	52,173	194,208	911	247,292
Derivative netting (2)				(62,720)				(78,697)
Total trading assets after derivative netting				$227,935				168,595
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$51,809	—	—	51,809	23,285	—	—	23,285
Securities of U.S. states and political subdivisions	—	10,383	14	10,397	—	12,018	17	12,035
Federal agency mortgage-backed securities	—	140,080	—	140,080	—	123,029	—	123,029
Non-agency mortgage-backed securities	—	2,124	2	2,126	—	1,804	2	1,806
Collateralized loan obligations	—	7,904	—	7,904	—	2,202	—	2,202
Other debt securities	—	1,040	217	1,257	—	424	197	621
Total available-for-sale debt securities	51,809	161,531	233	213,573	23,285	139,477	216	162,978
Loans held for sale (1)(3)	—	721	107	828	—	964	162	1,126
Mortgage servicing rights (residential) (3)	—	—	5,696	5,696	—	—	6,844	6,844
Equity securities (1)	1,941	—	67	2,008	3,009	—	43	3,052
Other assets	311	—	161	472	266	—	168	434
Total assets measured at fair value on a recurring basis	$141,285	364,920	7,027	513,232	78,733	334,649	8,344	421,726
Trading liabilities (1):
Securities sold, not yet purchased (1)	$(24,581)	(7,261)	(2)	(31,844)	(21,835)	(6,643)	—	(28,478)
Derivative liabilities gross:
Interest rate contracts	(65)	(22,268)	(442)	(22,775)	(121)	(26,844)	(4,170)	(31,135)
Commodity contracts	(79)	(4,265)	(61)	(4,405)	—	(1,558)	(75)	(1,633)
Equity contracts	—	(21,438)	(1,276)	(22,714)	(4)	(14,327)	(1,275)	(15,606)
Foreign exchange contracts	—	(36,975)	(2)	(36,977)	—	(50,886)	(39)	(50,925)
Credit contracts	—	(57)	(28)	(85)	—	(43)	(7)	(50)
Total derivative liabilities (gross)	(144)	(85,003)	(1,809)	(86,956)	(125)	(93,658)	(5,566)	(99,349)
Total trading liabilities prior to derivative netting	(24,725)	(92,264)	(1,811)	(118,800)	(21,960)	(100,301)	(5,566)	(127,827)
Derivative netting (2)				73,332				83,014
Total trading liabilities after derivative netting				$(45,468)				(44,813)
Other liabilities (1)	—	(311)	(46)	(357)	—	(266)	(52)	(318)
Interest-bearing deposits	—	—	—	—	—	(318)	—	(318)
Long-term debt	—	(7,082)	—	(7,082)	—	(3,495)	—	(3,495)
Total liabilities measured at fair value on a recurring basis	$(24,725)	(99,657)	(1,857)	(126,239)	(21,960)	(104,380)	(5,618)	(131,958)
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(2)Represents balance sheet netting of derivative asset and liability balances, related cash collateral, and portfolio level valuation adjustments. See Note 13 (Derivatives) for additional information.
(3)Loans held for sale and mortgage servicing rights are included in other assets on our consolidated balance sheet.
Level 3 Assets and Liabilities Recognized at Fair Value on a Recurring Basis
Table 14.2 presents the changes in Level 3 assets and liabilities recognized at fair value on a recurring basis.
Table 14.2: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis

									Net unrealized gains (losses) related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net gains/(losses) (1)	Purchases (2)	Sales	Settlements	Transfers into Level 3 (3)	Transfers out of Level 3 (4)	Balance, end of period		(5)
Year ended December 31, 2025
Trading assets (6):
Debt instruments (7)	$144	(31)	115	(99)	(42)	108	(33)	162	(20)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(3,603)	1,057	—	—	489	(26)	1,941	(142)	351
Equity contracts	(1,167)	(372)	2	(2)	555	(350)	210	(1,124)	(71)
Other derivative contracts	(33)	182	6	(2)	(284)	16	169	54	94
Total derivative contracts	(4,803)	867	8	(4)	760	(360)	2,320	(1,212)	374	(9)
Available-for-sale debt securities	216	7	25	(1)	(14)	—	—	233	6	(8)
Mortgage servicing rights (residential) (10)	6,844	(487)	98	(759)	—	—	—	5,696	257	(11)
Other (6)	278	—	44	(43)	(16)	23	(64)	222	(3)	(12)
Year ended December 31, 2024
Trading assets (6):
Debt instruments (7)	$234	(7)	222	(217)	(60)	155	(183)	144	(13)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(3,567)	(2,820)	—	—	2,802	(9)	(9)	(3,603)	(563)
Equity contracts	(1,474)	(578)	—	—	857	(204)	232	(1,167)	90
Other derivative contracts	43	263	11	(4)	(302)	(47)	3	(33)	(34)
Total derivative contracts	(4,998)	(3,135)	11	(4)	3,357	(260)	226	(4,803)	(507)	(9)
Available-for-sale debt securities	221	18	24	—	(18)	1	(30)	216	20	(8)
Mortgage servicing rights (residential) (10)	7,468	(406)	94	(312)	—	—	—	6,844	492	(11)
Other (6)	337	146	61	(103)	(49)	22	(136)	278	146	(12)
Year ended December 31, 2023
Trading assets (6):
Debt instruments (7)	$210	(11)	178	(167)	(31)	151	(96)	234	(21)	(8)
Net derivative assets and liabilities:
Interest rate contracts	(2,582)	(2,062)	3	(3)	2,548	(1,493)	22	(3,567)	93
Equity contracts	(1,224)	(801)	—	—	521	(108)	138	(1,474)	(314)
Other derivative contracts	9	(52)	14	(4)	81	(3)	(2)	43	42
Total derivative contracts	(3,797)	(2,915)	17	(7)	3,150	(1,604)	158	(4,998)	(179)	(9)
Available-for-sale debt securities	276	(8)	113	(31)	(19)	304	(414)	221	(32)	(8)
Mortgage servicing rights (residential) (10)	9,310	(1,101)	161	(902)	—	—	—	7,468	86	(11)
Other (6)	601	131	261	(373)	(100)	79	(262)	337	125	(12)
(1)All amounts represent net gains (losses) included in net income except for AFS debt securities and other assets and liabilities which also included net gains (losses) in other comprehensive income (OCI). Net gains (losses) included in OCI for AFS debt securities were $11 million, $21 million and $(27) million for the years ended December 31, 2025, 2024, and 2023, respectively. Net gains (losses) included in OCI for other assets and liabilities were $(7) million, $(14) million and $(12) million for the years ended December 31, 2025, 2024, and 2023, respectively.
(2)Includes originations of mortgage servicing rights and loans held for sale.
(3)All assets and liabilities transferred into Level 3 were previously classified within Level 2.
(4)All assets and liabilities transferred out of Level 3 are classified as Level 2.
(5)All amounts represent net unrealized gains (losses) related to assets and liabilities held at period end included in net income except for AFS debt securities and other assets and liabilities which also included net unrealized gains (losses) related to assets and liabilities held at period end in OCI. Net unrealized gains (losses) included in OCI for AFS debt securities were $11 million, $22 million and $(28) million for the years ended December 31, 2025, 2024, and 2023. Net unrealized gains (losses) included in OCI for other assets and liabilities were $(7) million, $(14) million and $(12) million for the years ended December 31, 2025, 2024, and 2023, respectively.
(6)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(7)Includes trading debt securities and trading loans.
(8)Included in net gains from trading and securities on our consolidated statement of income.
(9)Included in mortgage banking income, net gains from trading and securities, and other noninterest income on our consolidated statement of income.
(10)For additional information on the changes in mortgage servicing rights, see Note 6 (Mortgage Banking Activities).
(11)Included in mortgage banking income on our consolidated statement of income.
(12)Included in mortgage banking income and other noninterest income on our consolidated statement of income.
Table 14.3 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets and liabilities measured at fair value on a recurring basis.
Weighted averages of inputs are calculated using outstanding unpaid principal balances of loans serviced for residential MSRs and notional amounts for derivative instruments.
Table 14.3: Valuation Techniques – Recurring Basis

($ in millions, except cost to service amounts)	Fair Value Level 3	Valuation Technique	Significant Unobservable Input	Range of Inputs				Weighted Average
December 31, 2025
Mortgage servicing rights (residential)	$5,696	Discounted cash flow	Cost to service per loan (1)	$61	-	446		96
			Discount rate	8.8	-	12.5%		9.1
			Prepayment rate (2)	5.7	-	23.0		8.0
Net derivative assets and (liabilities):
Interest rate contracts	(139)	Discounted cash flow	Discount rate	2.5	-	3.5		3.4
	(3)	Discounted cash flow	Default rate	0.4	-	12.0		2.4
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(579)	Discounted cash flow	Conversion factor	(0.3)	-	0.0		(0.2)
			Weighted average life	1.0	-	4.0	yrs	1.7
	(545)	Option model	Correlation factor	(20.0)	-	98.5%		77.1
			Volatility factor	8.0	-	105.0		42.7
December 31, 2024
Mortgage servicing rights (residential)	$6,844	Discounted cash flow	Cost to service per loan (1)	$60	-	451		103
			Discount rate	9.2	-	15.5%		10.1
			Prepayment rate (2)	6.8	-	19.4		8.1
Net derivative assets and (liabilities):
Interest rate contracts	(3,588)	Discounted cash flow	Discount rate	4.1	-	4.2		4.1
	(15)	Discounted cash flow	Default rate	0.4	-	1.1		0.5
			Loss severity	50.0	-	50.0		50.0
Equity contracts	(758)	Discounted cash flow	Conversion factor	(1.4)	-	0.0		(0.7)
			Weighted average life	1.0	-	4.0	yrs	2.0
	(409)	Option model	Correlation factor	(70.0)	-	98.9%		65.3
			Volatility factor	6.5	-	138.0		41.1
(1)The high end of the range of inputs is for servicing modified loans. For non-modified loans, the range is $61 - $112 at December 31, 2025, and $60 - $162 at December 31, 2024.
(2)Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.
The internal valuation techniques used for our Level 3 assets and liabilities, as presented in Table 14.3 and Table 14.6, are described as follows:
•Discounted cash flow – Discounted cash flow valuation techniques generally consist of developing an estimate of future cash flows that are expected to occur over the life of an instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
•Market comparable pricing – Market comparable pricing valuation techniques are used to determine the fair value of certain instruments by incorporating known inputs, such as recent transaction prices, pending transactions, financial metrics of comparable companies, or prices of other similar investments that require significant adjustment to reflect differences in instrument characteristics.
•Option model – Option model valuation techniques are generally used for instruments in which the holder has a contingent right or obligation based on the occurrence of a future event, such as the price of a referenced asset going above or below a predetermined strike price. Option models estimate the likelihood of the specified event occurring by incorporating assumptions such as volatility estimates, price of the underlying instrument and expected rate of return.

The unobservable inputs presented in Table 14.3 and
Table 14.6 are those we consider significant to the fair value of the Level 3 asset or liability. We consider unobservable inputs to be significant based on their quantitative impact to the fair value of the Level 3 asset or liability as well as qualitative factors, such as nature of the instrument, type of valuation technique used, and the significance of the unobservable inputs relative to other inputs used within the valuation. Following is a description of the significant unobservable inputs provided in these tables.
•Comparability adjustment – is an adjustment made to observed market data, such as a transaction price to reflect dissimilarities in underlying collateral, issuer, rating, or other factors used within a market valuation approach, expressed as a percentage of an observed price.
•Conversion factor – is the risk-adjusted rate in which a particular instrument may be exchanged for another instrument upon settlement, expressed as a percentage change from a specified rate.
•Correlation factor – is the likelihood of one instrument changing in price relative to another based on an established relationship expressed as a percentage of relative change in price over a period over time.
•Cost to service – is the expected cost per loan of servicing a portfolio of loans, which includes estimates for unreimbursed expenses (including delinquency and foreclosure costs) that may occur as a result of servicing such loan portfolios.
•Default rate – is an estimate of the likelihood of not collecting contractual amounts owed expressed as a constant default rate (CDR).
•Discount rate – is a rate of return used to calculate the present value of the future expected cash flow to arrive at the fair value of an instrument. The discount rate consists of a benchmark rate component and a risk premium component. The benchmark rate component, for example, Secured Overnight Financing Rate (SOFR) or U.S. Treasury rates, is generally observable within the market and is necessary to appropriately reflect the time value of money.
The risk premium component reflects the amount of compensation market participants require due to the uncertainty inherent in the instruments’ cash flows resulting from risks such as credit and liquidity.
•Loss severity – is the estimated percentage of contractual cash flows lost in the event of a default.
•Multiples – are financial ratios of comparable public companies, such as ratios of enterprise value or market value of equity to earnings before interest, depreciation, and amortization (EBITDA), revenue, net income or book value, adjusted to reflect dissimilarities in operational, financial, or marketability to the comparable public company used in a market valuation approach.
•Prepayment rate – is the estimated rate at which forecasted prepayments of principal of the related loan or debt instrument are expected to occur, expressed as a constant prepayment rate (CPR).
•Volatility factor – is the extent of change in price an item is estimated to fluctuate over a specified period of time expressed as a percentage of relative change in price over a period over time.
•Weighted average life – is the weighted average number of years an investment is expected to remain outstanding based on its expected cash flows reflecting the estimated date the issuer will call or extend the maturity of the instrument or otherwise reflecting an estimate of the timing of an instrument’s cash flows whose timing is not contractually fixed.

Interrelationships and Uncertainty of Inputs Used in Recurring Level 3 Fair Value Measurements
Usage of the valuation techniques presented in Table 14.3 requires determination of relevant inputs and assumptions, some of which represent significant unobservable inputs. Accordingly, changes in these unobservable inputs may have a significant impact on fair value.

Certain of these unobservable inputs will (in isolation) have a directionally consistent impact on the fair value of the instrument for a given change in that input. Alternatively, the fair value of the instrument may move in an opposite direction for a given change in another input. Where multiple inputs are used within the valuation technique of an asset or liability, a change in one input in a certain direction may be offset by an opposite change in another input having a potentially muted impact to the overall fair value of that particular instrument. Additionally, a change in one unobservable input may result in a change to another unobservable input (that is, changes in certain inputs are interrelated to one another), which may counteract or magnify the fair value impact.
MORTGAGE SERVICING RIGHTS.  The discounted cash flow models used to determine fair value of Level 3 residential MSRs utilize certain significant unobservable inputs including prepayment rate, discount rate and costs to service. An increase in any of these unobservable inputs will reduce the fair value of the MSRs and alternatively, a decrease in any one of these inputs would result in the MSRs increasing in value. Generally, a decrease in discount rates increases the value of MSRs, unless accompanied by a related update to our prepayment rates. The cost to service assumption generally does not increase or decrease based on movements in the discount rate or the prepayment rate. The sensitivity to key assumptions of our residential MSRs is discussed further in Note 6 (Mortgage Banking Activities).

DERIVATIVE INSTRUMENTS.  Level 3 derivative instruments are valued using option pricing and discounted cash flow valuation techniques which use certain significant unobservable inputs to determine fair value. Such inputs consist of discount rate, prepayment rate, default rate, loss severity, volatility factor, weighted average life, conversion factor, and correlation factor.

Level 3 derivative assets (liabilities) where we are long the underlying would decrease (increase) in value upon an increase (decrease) in discount rate, default rate, conversion factor, or loss severity inputs. Conversely, Level 3 derivative assets (liabilities) would generally increase (decrease) in value upon an increase (decrease) in prepayment rate, weighted average life or volatility factor inputs. The inverse of the above relationships would occur for instruments when we are short the underlying. The correlation factor input may have a positive or negative impact on the fair value of derivative instruments depending on the change in fair value of the item the correlation factor references.

Generally, for derivative instruments for which we are subject to changes in the value of the underlying referenced instrument, a change in the assumption used for default rate is accompanied by directionally similar change in the risk premium component of the discount rate (specifically, the portion related to credit risk) and a directionally opposite change in the assumption used for prepayment rates. Unobservable inputs for loss severity, volatility factor, weighted average life, conversion factor, and correlation factor do not increase or decrease based on movements in other significant unobservable inputs for these Level 3 instruments.
Assets and Liabilities Recognized at Fair Value on a
Nonrecurring Basis
Table 14.4 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2025 and 2024, and for which a nonrecurring fair value adjustment was recognized during the years then ended.
Table 14.4: Fair Value on a Nonrecurring Basis

	December 31, 2025			December 31, 2024
(in millions)	Level 2	Level 3	Total	Level 2	Level 3	Total
Loans held for sale (1)	$1,846	240	2,086	841	287	1,128
Loans:
Commercial	1,161	—	1,161	1,376	—	1,376
Consumer	96	—	96	91	—	91
Total loans	1,257	—	1,257	1,467	—	1,467
Equity securities	1,001	1,791	2,792	1,451	2,570	4,021
Other assets (2)	89	9	98	172	9	181
Total assets at fair value on a nonrecurring basis	$4,193	2,040	6,233	3,931	2,866	6,797
(1)Consists of commercial mortgages and residential mortgage – first lien loans.
(2)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 14.5 presents the gains (losses) on all assets held at the end of the reporting periods presented for which a nonrecurring fair value adjustment was recognized in earnings during the respective periods.
Table 14.5: Gains (Losses) on Assets with Nonrecurring Fair Value Adjustments

	Year ended December 31,
(in millions)	2025	2024	2023
Loans held for sale	$5	7	(9)
Loans:
Commercial	(671)	(1,139)	(716)
Consumer	(388)	(516)	(706)
Total loans	(1,059)	(1,655)	(1,422)
Equity securities (1)	(86)	57	(718)
Other assets (2)(3)	(47)	(150)	(168)
Total	$(1,187)	(1,741)	(2,317)
(1)Includes impairment of equity securities and observable price changes related to equity securities accounted for under the measurement alternative.
(2)Includes impairment of operating lease ROU assets, valuation losses on foreclosed real estate, and other collateral owned, and impairment of venture capital investments in consolidated portfolio companies.
(3)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 14.6 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of our Level 3 assets that are measured at fair value on a nonrecurring basis. Weighted averages of inputs for equity securities are calculated using carrying value prior to the nonrecurring fair value measurement.
Table 14.6: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3	Valuation Technique (1)	Significant Unobservable Input (1)	Range of Inputs Positive (Negative)			Weighted Average
December 31, 2025
Equity securities	$393	Market comparable pricing	Comparability adjustment	(100.0)	-	(4.9)%	(49.1)
	1,398	Market comparable pricing	Multiples	1.1x	-	44.1x	12.3x
December 31, 2024
Equity securities	1,309	Market comparable pricing	Comparability adjustment	(100.0)	-	2.3%	(36.1)
	1,261	Market comparable pricing	Multiples	0.9x	-	8.9x	2.9x
(1)Refer to the narrative following Table 14.3 for a definition of the valuation technique(s) and significant unobservable inputs used in the valuation of these assets.
Fair Value Option
The fair value option is an irrevocable election, generally only permitted upon initial recognition of financial assets or liabilities, to measure eligible financial instruments at fair value with changes in fair value reflected in earnings. We may elect the fair value option to align the measurement model with how the financial assets or liabilities are managed or to reduce complexity or accounting asymmetry. Following is a discussion of the portfolios for which we elected the fair value option.

TRADING ASSETS. We purchase loans for market-making purposes to support the buying and selling demands of our customers in our trading business. These loans are generally held for a short period of time and managed within parameters of internally approved market risk limits. Fair value measurement best aligns with our risk management practices. Fair value for these loans is generally determined using readily available market data based on recent transaction prices for similar loans.

OTHER ASSETS. Other assets measured at fair value include residential mortgage loan originations for which an active secondary market and readily available market prices exist to reliably support our valuations. We believe fair value measurement for these assets reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets. Loan origination fees on these loans are recognized when earned, and related direct loan origination costs are recognized when incurred. Interest income on these loans is calculated based upon the note rate of the loan and is recognized in interest income.

INTEREST-BEARING DEPOSITS AND LONG-TERM DEBT. We have elected to account for certain structured debt liabilities under the fair value option given fair value accounting better aligns with our risk management practices and reduces complexity.

For interest-bearing deposits and long-term debt carried at fair value, the change in fair value attributable to instrument-specific credit risk is recognized in OCI and all other changes in fair value are recognized in earnings. Interest expense on these structured debt liabilities is calculated using the effective interest method and is recognized in interest expense.

OTHER LIABILITIES. Other liabilities measured at fair value include secured borrowings related to transfers of fractional shares of marketable equity securities to brokerage customers, for which we have elected to apply the fair value option to align with the fair value measurement of the related equity securities.
Table 14.7 reflects differences between the fair value carrying amount of the assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.
Table 14.7: Fair Value Option

	December 31, 2025			December 31, 2024
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Trading assets (1)(2)	$4,882	5,180	(298)	3,587	3,682	(95)
Other assets (1)(2)	828	846	(18)	1,126	1,182	(56)
Interest-bearing deposits	—	—	—	(318)	(317)	(1)
Other liabilities	(311)	—	(311)	(266)	—	(266)
Long-term debt (3)	(7,082)	(7,647)	565	(3,495)	(4,118)	623
(1)Nonaccrual loans and loans 90 days or more past due and still accruing included in trading assets and other assets for which we have elected the fair value option were insignificant at December 31, 2025 and 2024.
(2)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(3)Includes zero coupon notes for which the aggregate unpaid principal amount reflects the contractual principal due at maturity.
Table 14.8 reflects amounts included in earnings related to initial measurement and subsequent changes in fair value, by income statement line item, for assets and liabilities for which the fair value option was elected. Amounts recognized in net interest income are excluded from the table below.
Table 14.8: Gains (Losses) on Changes in Fair Value Included in Earnings

	2025			2024			2023
(in millions)	Mortgage banking noninterest income	Net gains from trading and securities (1)	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income	Mortgage banking noninterest income	Net gains from trading and securities	Other noninterest income
Trading assets (1)	$—	12	—	—	35	—	—	46	(26)
Other assets (1)	88	—	—	106	—	—	230	—	—
Interest-bearing deposits	—	—	—	—	(2)	—	—	(22)	—
Other liabilities	—	—	(45)	—	—	(47)	—	—	(38)
Long-term debt	—	15	—	—	86	—	—	(81)	—
(1)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities, with corresponding changes to our consolidated statement of income. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
For performing loans, instrument-specific credit risk gains or losses are derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk. For trading loans and loans held for sale accounted for under the fair value option, which are included in trading assets and other assets, respectively, on our consolidated balance sheet, instrument-specific credit gains or losses were insignificant for the years ended 2025, 2024, and 2023.

For interest-bearing deposits and long-term debt, instrument-specific credit risk gains or losses represent the impact of changes in fair value due to changes in our credit spread and are generally derived using observable secondary bond market information. These impacts are recognized within the debit valuation adjustments (DVA) in OCI. See Note 24 (Other Comprehensive Income) for additional information.
Disclosures about Fair Value of Financial Instruments
Table 14.9 presents a summary of fair value estimates for financial instruments that are not carried at fair value on a recurring basis. Some financial instruments are excluded from the scope of this table, such as certain insurance contracts, certain nonmarketable equity securities, and leases. This table also excludes assets and liabilities that are not financial instruments such as the value of the long-term relationships with our deposit, credit card and trust customers, MSRs, premises and equipment, goodwill and deferred taxes.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in Table 14.9. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the allowance for unfunded credit commitments, which totaled $639 million and $546 million at December 31, 2025 and 2024, respectively.

The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying fair value of the Company.
Table 14.9: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets
Cash and due from banks (1)	$39,182	39,182	—	—	39,182
Interest-earning deposits with banks (1)	135,028	134,695	333	—	135,028
Federal funds sold and securities borrowed or purchased under resale agreements (1)	193,929	—	193,929	—	193,929
Held-to-maturity debt securities	208,023	2,051	170,490	3,256	175,797
Loans held for sale (2)	2,618	—	2,418	263	2,681
Loans, net (2)	957,037	—	820	931,108	931,928
Equity securities (cost method)	4,323	—	—	4,415	4,415
Total financial assets	$1,540,140	175,928	367,990	939,042	1,482,960
Financial liabilities
Deposits (3)	$166,686	—	75,728	90,379	166,107
Federal funds purchased and securities loaned or sold under repurchase agreements (1)(4)	232,687	—	232,687	—	232,687
Short-term borrowings (4)	18,323	—	18,331	—	18,331
Long-term debt (5)	167,618	—	172,563	1,390	173,953
Total financial liabilities	$585,314	—	499,309	91,769	591,078
December 31, 2024
Financial assets
Cash and due from banks (1)	$37,080	37,080	—	—	37,080
Interest-earning deposits with banks (1)	166,281	165,903	378	—	166,281
Federal funds sold and securities borrowed or purchased under resale agreements (1)	105,330	—	105,330	—	105,330
Held-to-maturity debt securities	234,948	2,015	188,756	3,008	193,779
Loans held for sale	1,547	—	1,216	384	1,600
Loans, net (2)	882,361	—	3,211	845,016	848,227
Equity securities (cost method)	3,782	—	—	3,868	3,868
Total financial assets	$1,431,329	204,998	298,891	852,276	1,356,165
Financial liabilities
Deposits (3)	$139,547	—	63,497	75,692	139,189
Federal funds purchased and securities loaned or sold under repurchase agreements (1)(4)	95,235	—	95,235	—	95,235
Short-term borrowings (4)	2,704	—	2,710	—	2,710
Long-term debt (5)	169,567	—	171,747	2,334	174,081
Total financial liabilities	$407,053	—	333,189	78,026	411,215
(1)Amounts consist of financial instruments for which carrying value approximates fair value.
(2)Excludes lease financing in loans and loans held for sale, net of allowance for credit losses, of $16.4 billion and $16.2 billion at December 31, 2025 and 2024, respectively.
(3)Excludes deposit liabilities with no defined or contractual maturity of $1.3 trillion and 1.2 trillion at December 31, 2025 and 2024, respectively.
(4)In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(5)Excludes obligations under finance leases of $12 million and $16 million at December 31, 2025 and 2024, respectively.